LONG-TERM DEBT, NET - Interest on Long-Term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Average borrowing rate per annum	5.37%	5.40%	5.41%